Income Taxes - Summary of Principle Components of Deferred Taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Advertising and promotional expenses carrying forwards	¥ 25,465	¥ 24,673	¥ 24,859
Expected credit loss	5,681	2,598	277
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	1,246	1,246	647
Net operating loss carrying forwards	1,163,453	1,123,125	1,054,013
Total deferred tax assets	1,195,845	1,151,642	1,079,796
Less: valuation allowance	¥ (1,195,845)	¥ (1,151,642)	¥ (1,079,796)	¥ (1,067,821)